Stock Awards (Details) - A summary of stock option and restricted stock transactions (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
Stock Options, Number of Options Outstanding, Balance		11,424,498
Stock Options, Weighted Average Exercise Price, Balance (in Dollars per share)		0.4193
Exercised			(324,740)
Exercised			324,740
Stock Options, Number of Options Outstanding, Vested		10,262,319
Shares Available For Grant [Member] | 2008 Plan Amendment [Member]
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
2008 Plan Amendment			8,000,000
Shares Available For Grant [Member]
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
Shares Available for Grant, Balance	17,644	2,927,986	10,305,071	2,191,821
Shares Available for Grant, Granted	(18,861)	(9,785,500)	(1,504,635)
Exercised
Exercised
Shares Available for Grant, Vested
Restricted Stock, Number of Options Outstanding, Vested
Shares Available for Grant, Forfeited	4,617	1,471,073	1,247,521
Shares Available for Grant, Canceled	2,385	937,342	370,364
Employee Stock Option [Member]
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
Stock Options, Number of Options Outstanding, Balance	123,944	11,424,498	4,306,900	5,543,893
Stock Options, Weighted Average Exercise Price, Balance (in Dollars per share)	$ 34.01	$ 0.4193	$ 1.3978	$ 1.5218
Stock Options, Number of Options Outstanding, Granted	18,861	9,724,000	1,153,550
Stock Options, Weighted Average Exercise Price, Granted (in Dollars per share)	$ 4.95	$ 0.1164	$ 0.6427
Exercised			(324,740)
Exercised (in Dollars per share)			$ 0.3220
Exercised			324,740
Exercised (in Dollars per share)			$ 0.3220
Stock Options, Number of Options Outstanding, Vested
Stock Options, Weighted Average Exercise Price, Vested (in Dollars per share)
Stock Options, Number of Options Outstanding, Forfeited	(4,617)	(1,471,073)	(1,140,021)
Stock Options, Weighted Average Exercise Price, Forfeited (in Dollars per share)	$ 9.98	$ 0.5925	$ 1.2928
Stock Options, Number of Options Outstanding, Canceled	(5,196)	(1,135,329)	(925,782)
Stock Options, Weighted Average Exercise Price, Canceled (in Dollars per share)	$ 118.82	$ 1.3123	$ 1.7061
Restricted Stock [Member]
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
Restricted Stock, Number of Options Outstanding, Balance		7,500	5,000	127,500
Restricted Stock, Weighted Average Grand Date Fair Value, Balance (in Dollars per share)		$ 0.1400	$ 1.2500	$ 1.6422
Restricted Stock, Number of Options Outstanding, Granted		61,500	351,085
Restricted Stock, Weighted Average Grand Date Fair Value, Granted (in Dollars per share)		$ 0.1385	$ 0.8497
Exercised
Exercised (in Dollars per share)
Exercised
Exercised (in Dollars per share)
Shares Available for Grant, Vested	72	59,000	362,944
Restricted Stock, Number of Options Outstanding, Vested	(72)	(59,000)	(362,944)
Restricted Stock, Weighted Average Grand Date Fair Value, Vested (in Dollars per share)	$ 13.91	$ 0.2325	$ 0.8909
Restricted Stock, Number of Options Outstanding, Forfeited			(110,000)
Restricted Stock, Weighted Average Grand Date Fair Value, Forfeited (in Dollars per share)			$ 1.6050
Restricted Stock, Number of Options Outstanding, Canceled			(641)
Restricted Stock, Weighted Average Grand Date Fair Value, Canceled (in Dollars per share)			$ 2.3900